Net Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($)		3 Months Ended						6 Months Ended		12 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss available for common shareholders (A)		$ (3,351,975)	$ (2,531,579)	$ (34,277,251)	$ (12,402,287)	$ (28,781,134)	$ (62,032,076)	$ (5,883,554)	$ (41,183,419)	$ (34,277,251)	$ (62,032,076)
Weighted average outstanding shares of common stock (B)	[1]	756,980			4,828			721,249	4,828	167,277	5,342
Dilutive effect of stock-based awards
Common stock and common stock equivalents (C)		756,980			4,828			721,249	4,828	167,277	5,342
Loss per share
Basic (A/B)	[1]	$ (4.43)			$ (2,568.82)			$ (8.16)	$ (8,530.12)	$ (204.91)	$ (11,612.14)
Diluted (A/C)	[1]	$ (4.43)			$ (2,568.82)			$ (8.16)	$ (8,530.12)	$ (204.91)	$ (11,612.14)

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)